Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
C000016734
Average Annual Return [Line Items]
Average Annual Return, Percent	4.41%	(0.07%)	1.85%
C000016737
Average Annual Return [Line Items]
Average Annual Return, Percent	5.56%	(0.26%)	1.38%
C000016739
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000016734
Average Annual Return [Line Items]
Average Annual Return, Percent	7.37%	0.49%	2.14%
Without Sales Load [Member] | C000016737
Average Annual Return [Line Items]
Average Annual Return, Percent	6.56%	(0.26%)	1.38%
Without Sales Load [Member] | C000016738
Average Annual Return [Line Items]
Average Annual Return, Percent	7.63%	0.75%	2.40%
Without Sales Load [Member] | C000016739
Average Annual Return [Line Items]
Average Annual Return, Percent	7.63%	0.74%	2.40%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.67%	0.92%	2.21%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.67%	0.92%	2.21%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.67%	0.92%	2.21%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.67%	0.92%	2.21%